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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment  [  ]     Amendment No.:      _______
     This Amendment (Check only one):       [  ]  is a restatement.
                                            [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Bayard D. Waring
Address:     c/o Amelia Peabody Foundation
             One Hollis Street
             Wellesley, MA 02482

Form 13F File Number:   028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bayard D. Waring
Title:     Trustee
Phone:     781-237-6468

Signature, place and date of signing:


/s/ Bayard D. Waring           Gloucester, Massachusetts    November 10, 2005
    ----------------           -------------------------    -----------------
       [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation

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                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        47

Form 13F Information Table Value Total:        $5,273
                                               (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1.        28-05993                     Philip B. Waring

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                               Bayard Waring
                        FORM 13F INFORMATION TABLE
                      QUARTER ENDED SEPTEMBER 30, 2005


      COLUMN 1                    COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
-------------------------         -------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                  TITLE OF           VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER                   CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
-------------------------         -------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ALLIANCE RESOURCE PARTNERS     Unit Ltd Ptr  01877R108   459   10,000     SH             OTHER         1      10,000     0      0
AMERICAN CAP STRATEGIES LTD       Common     024937104   183    5,000     SH             OTHER         1       5,000     0      0
AMERICAN STD COS INC DEL          Common     029712106   233    5,000     SH             OTHER         1       5,000     0      0
Aqua America                      Common     03836W103     8      200     SH             OTHER         1         200     0      0
BHP BILLITON LTD ADR              Common      88606108   103    3,000     SH             OTHER         1       3,000     0      0
BJ SERVICES CO                    Common     055482103   180    5,000     SH             OTHER         1       5,000     0      0
Buckeye Partners               Unit L. Ptr   118230101     7      150     SH             OTHER         1         150     0      0
BURLINGTON RES INC                Common     122014103   244    3,000     SH             OTHER         1       3,000     0      0
CEMEX SOUTH AMERICA              Spon ADR    151290889   418    8,000     SH             OTHER         1       8,000     0      0
CISCO SYSTEMS INC                 Common     17275R102    90    5,000     SH             OTHER         1       5,000     0      0
COMMERCE BANCORP INC NJ           Common     200519106   153    5,000     SH             OTHER         1       5,000     0      0
Companhia Vale Do Rio Doce       Spon ADR    204412209     9      200     SH             OTHER         1         200     0      0
DEVON ENERGY CORPORATION NEW      Common     25179M103   206    3,000     SH             OTHER         1       3,000     0      0
DOMINION RES BLACK WARRIOR TR  Unit Ben Int  25746Q108   251    5,000     SH             OTHER         1       5,000     0      0

Dominion Resources Black
  Warrior Trust                Unit Ben Int  25746Q108     6      125     SH             OTHER         1         125     0      0
DYNEGY INC                        Common     26816Q101    47   10,000     SH             OTHER         1      10,000     0      0
EL PASO CORPORATION               Common     28336L109   139   10,000     SH             OTHER         1      10,000     0      0
Enerplus Resources               Unit Trust  29274D604     7      150     SH             OTHER         1         150     0      0
ENERPLUS RESOURCES FUND          Unit Trust  29274D604   236    5,000     SH             OTHER         1       5,000     0      0
ENTERPRISE PRODS PARTNERS LP       Common    293792107   176    7,000     SH             OTHER         1       7,000     0      0
Frontline                          Common    G3682E127     7      150     SH             OTHER         1         150     0      0
GENERAL ELECTRIC CORP              Common    369604103   168    5,000     SH             OTHER         1       5,000     0      0
GREAT PLAINS ENERGY INC            Common    391164100   150    5,000     SH             OTHER         1       5,000     0      0
Grey Wolf                          Common    397888108     8    1,000     SH             OTHER         1       1,000     0      0
Headwaters                         Common    42210P102     6      150     SH             OTHER         1         150     0      0
HEADWATERS INC                     Common    42210P102   299    8,000     SH             OTHER         1       8,000     0      0
Healthcare Realty Trust            Common    421946104     6      150     SH             OTHER         1         150     0      0
ING GROEP NV                      Spon ADR   456837103   153    5,121     SH             OTHER         1       5,121     0      0
Kinder Morgan Energy Partners   Unit L. Ptr  494550106     7      125     SH             OTHER         1         125     0      0
Lazard Global Total Return &
  Income                           Common    52106W103     8      400     SH             OTHER         1         400     0      0
MOTOROLA INC                       Common    620076109   110    5,000     SH             OTHER         1       5,000     0      0
PARKER HANNIFIN CORP               Common    701094104   257    4,000     SH             OTHER         1       4,000     0      0
PETROFUND ENERGY TRUST             Common    71648W108   147    7,500     SH             OTHER         1       7,500     0      0
Petrofund Energy Trust             Common    71648W108     8      400     SH             OTHER         1         400     0      0
PFIZER INC                         Common    717081103    75    3,000     SH             OTHER         1       3,000     0      0
Plus Creek Timber Co               Common    729251108     8      200     SH             OTHER         1         200     0      0
Rayonier, Inc                      Common    754907103     7      125     SH             OTHER         1         125     0      0
Ship Finance                       Common    G81075106     6      300     SH             OTHER         1         300     0      0
Sr Housing Prop                    Common    81721M109     6      300     SH             OTHER         1         300     0      0
St. Joe Co.                        Common    790148100     5       75     SH             OTHER         1          75     0      0
Teco Energy                        Common    872375100     7      400     SH             OTHER         1         400     0      0
Teekay Shipping                    Common    Y8564W103     4      100     SH             OTHER         1         100     0      0
TEVA PHARMACEUTICAL INDS LTD A     Common    881624209   167    5,000     SH             OTHER         1       5,000     0      0
Top Tankers                        Common    Y8897Y107     6      400     SH             OTHER         1         400     0      0
USG CORP                           Common    903293405   344    5,000     SH             OTHER         1       5,000     0      0
WASTE MANAGEMENT INTERNATIONAL     Common    94106L109   143    5,000     SH             OTHER         1       5,000     0      0
Xcel Energy                        Common    98389B100     6      300     SH             OTHER         1         300     0      0
                                                       -----
                                                       5,273